Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net income (loss)	¥ 1,718,870	$ 245,796	¥ (587,102)	¥ 10,354
Less: Net income/(loss) from discontinued operations	1,758,903	251,521	(573,251)	21,843
Included in discontinued operations:
Gain on disposal of discontinued operations (non-cash)	1,685,426	241,013
Net income/(loss) from discontinued operations exclude gain on disposal	73,477	10,508	(573,251)	21,843
Net loss from continuing operations	(40,033)	(5,725)	(13,851)	(11,489)
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities of continuing operations:
Depreciation and amortization	3,813	545
Impairment of long-lived assets	21,019	3,006
Foreign currency exchange loss, net	(42)	(6)	(621)	(105)
Prepaid expenses and other current assets	(1,687)	(241)	31,509	108,183
Accrued expenses and other current liabilities	(5,897)	(843)	(11,315)	(41,097)
Net Cash provided by/(used in) operating activities from continuing operations	(22,827)	(3,264)	5,722	55,492
Net Cash used in operating activities from discontinued operations	(165,277)	(23,634)	(127,177)	(174,427)
Net Cash used in operating activities	(188,104)	(26,898)	(121,455)	(118,935)
Investing activities:
Purchase of property and equipment and intangible assets	(76,262)	(10,905)
Loan provided to related parties			(33,383)
Cash used in investing activities from continuing operations	(76,262)	(10,905)	(33,383)
Net Cash provided by/(used in) investing activities from discontinued operations	(190)	(27)	(57,660)	72,048
Net Cash provided by/(used in) investing activities	(76,452)	(10,932)	(91,043)	72,048
Financing activities:
Proceeds of borrowings from a related party			5,000
Issuance of Class A ordinary shares in connection with exercise of share options	185,820	26,572	142	227
Prepayments of acquire noncontrolling interests			(441)
Repurchase of treasury shares			(7,360)	(2,428)
Net Cash (used in)/provided by financing activities from continuing operations	185,820	26,572	(2,659)	(2,201)
Net Cash (used in)/provided by financing activities from discontinued operations	(46,291)	(6,620)	13,499	(33,580)
Net Cash (used in)/provided by financing activities	139,529	19,952	10,840	(35,781)
Changes in cash, cash equivalents and restricted cash	(125,027)	(17,878)	(201,658)	(82,668)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	91,726	13,116	93	(1,447)
Net change in cash, cash equivalents and restricted cash	(33,301)	(4,762)	(201,565)	(84,115)
Cash, cash equivalents and restricted cash at the beginning of the year	88,287	12,625	289,852	373,967
Cash and cash equivalents	54,986		48,321	279,757
Restricted cash			39,966	10,095
Cash, cash equivalents and restricted cash at the end of the year	54,986	7,863	88,287	289,852
Less: Cash, cash equivalents and restricted cash of discontinued operations	1,541		86,783	284,602
Cash, cash equivalents and restricted cash at the end of the year from continuing operations	53,445		1,504	5,250
Supplemental disclosure of cash flow information from continuing operations:
Income taxes paid
Interest paid